JOINT VENTURES AND ASSOCIATES (Tables)	3 Months Ended
Sep. 30, 2024
JOINT VENTURES AND ASSOCIATES
Schedule of investments in joint ventures and associates

	09/30/2024	06/30/2024
Assets
Synertech Industrias S.A.	39,941,731	39,749,851
Alfalfa Technologies S.R.L.	36,502	36,502
	39,978,233	39,786,353

	09/30/2024	06/30/2024
Liabilities
Trigall Genetics S.A.	1,074,653	296,455
	1,074,653	296,455

Schedule of changes in joint ventures

	09/30/2024	09/30/2023
As of the beginning of the period	39,489,898	38,673,987
Share of profit or loss	(586,318)	1,508,671
As of the end of the period	38,903,580	40,182,658

Schedule of share of profit or loss of joint ventures and associates

	09/30/2024	09/30/2023
Trigall Genetics S.A.	(778,198)	(15,303)
Synertech Industrias S.A.	191,880	1,523,974
	(586,318)	1,508,671